Other Current Assets (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Prepaid Expense and Other Assets [Abstract]
Prepaid expenses	$ 67,728	420,227	217,918
Advances to suppliers	197,591	1,225,972	539,608
Tax prepayments	52,158	323,618	266,630
Receivable from online payment agencies	111,051	689,025	501,813
Others	120,649	748,585	309,296
Other assets, current	$ 549,177	3,407,427	1,835,265